Financial instruments (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	$ 682,612		$ 566,780
Financial assets at fair value through profit or loss	697,491	$ 33,145	490,341
Non-financial assets	1,234		17,127
Financial assets	1,381,337		1,074,248
Financial liabilities at amortized cost	2,180,725		1,838,908
Financial liabilities	2,180,725		2,011,881
Financial liabilities at fair value through profit or loss			172,973
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	532,029		1,001,861
Financial liabilities	532,029		1,001,861
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	464,403		222,089
Financial liabilities	464,403		395,062
Financial liabilities at fair value through profit or loss			172,973
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,184,293		614,958
Financial liabilities	1,184,293		614,958
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	496,262		506,774
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	496,262		506,774
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	16,195		15,714
Financial assets at fair value through profit or loss	17,581		11,767
Non-financial assets	1,234		17,127
Financial assets	35,010		44,608
Cash And Cash Equivalent [Member] | Cash And Banks [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	136,911		26,549
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	136,911		26,549
Cash And Cash Equivalent [Member] | Time Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	9,714		4,326
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	9,714		4,326
Cash And Cash Equivalent [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	60,555		590
Non-financial assets
Financial assets	60,555		590
Financial Assets At Fair Value Through Profit Or Loss [Member] | Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	434,801		327,368
Non-financial assets
Financial assets	434,801		327,368
Financial Assets At Fair Value Through Profit Or Loss [Member] | Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	130,868		150,616
Non-financial assets
Financial assets	130,868		150,616
Financial Assets At Fair Value Through Profit Or Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost
Financial assets at fair value through profit or loss	53,686
Non-financial assets
Financial assets	53,686
Financial Assets At Amortized Cost [Member] | Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	23,530		13,417
Financial assets at fair value through profit or loss
Non-financial assets
Financial assets	$ 23,530		$ 13,417